Label	Element	Value
Aberdeen Asia Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001413594_SupplementTextBlock	ABERDEEN FUNDS Aberdeen Asia Bond Fund (the “Fund”) Supplement to the Fund’s Statutory Prospectus (the “Prospectus”) dated February 29, 2016, as amended March 9, 2016
Risk/Return [Heading]	rr_RiskReturnHeading	Aberdeen Asia Bond Fund
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Under “Summary — Aberdeen Asia Bond Fund” in the Prospectus, the following replaces the first paragraph under “Performance” on page 60:

The bar chart and table below can help you evaluate potential risks of the Asia Bond Fund. The bar chart shows how the Fund’s annual total returns for the Institutional Class shares have varied from year to year. The returns in the table reflect the maximum sales charge for Class A. The table compares the Fund’s average annual total returns to the returns of the Markit iBoxx® Asia Government Index and the HSBC Asian Local Bond IndexTM, each a broad-based securities index.  Effective April 1, 2016, the Markit iBoxx® Asia Government Index replaced the HSBC Asian Local Bond IndexTM as the Fund’s benchmark index because the HSBC Asian Local Bond IndexTM is expected to be discontinued in April 2016. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit www.aberdeen-asset.us or call 866-667-9231.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the Fund’s annual total returns for the Institutional Class shares have varied from year to year.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866-667-9231
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aberdeen-asset.us
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The returns in the table reflect the maximum sales charge for Class A.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective April 1, 2016, the Markit iBoxx® Asia Government Index replaced the HSBC Asian Local Bond IndexTM as the Fund’s benchmark index because the HSBC Asian Local Bond IndexTM is expected to be discontinued in April 2016.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Under “Summary — Aberdeen Asia Bond Fund — Performance” in the Prospectus, the following is added above the last row in the table “Average Annual Total Returns as of December 31, 2015” on page 61:
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	This supplement is dated April 1, 2016. Please retain this supplement for future reference.
Aberdeen Asia Bond Fund | Markit iBoxx® Asia Government Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.06%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.75%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2007